Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000218810 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income ETF
Class Name	JPMorgan Equity Premium Income ETF
Trading Symbol	JEPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income ETF	$18	0.35%
*	This charge is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 41,582,038,104
Holdings Count | Holding	125
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$41,582,038,104
Total number of portfolio holdings	125
Portfolio turnover rate	93%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000229631 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Value ETF
Class Name	JPMorgan Active Value ETF
Trading Symbol	JAVA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Active Value ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Value ETF	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[2]
Net Assets	$ 5,219,219,426
Holdings Count | Holding	164
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$5,219,219,426
Total number of portfolio holdings	164
Portfolio turnover rate	47%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000231438 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small & Mid Cap Enhanced Equity ETF
Class Name	JPMorgan Small & Mid Cap Enhanced Equity ETF
Trading Symbol	JMEE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small & Mid Cap Enhanced Equity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small & Mid Cap Enhanced Equity ETF	$13	0.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%	[3]
Net Assets	$ 2,109,237,173
Holdings Count | Holding	630
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$2,109,237,173
Total number of portfolio holdings	630
Portfolio turnover rate	15%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000235594 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Nasdaq Equity Premium Income ETF
Class Name	JPMorgan Nasdaq Equity Premium Income ETF
Trading Symbol	JEPQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Nasdaq Equity Premium Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Nasdaq Equity Premium Income ETF	$19	0.35%
*	This charge is annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[4]
Net Assets	$ 32,620,771,161
Holdings Count | Holding	108
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$32,620,771,161
Total number of portfolio holdings	108
Portfolio turnover rate	89%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the Nasdaq-100 Index.

C000237212 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Growth ETF
Class Name	JPMorgan Active Growth ETF
Trading Symbol	JGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Active Growth ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Growth ETF	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[5]
Net Assets	$ 8,520,819,159
Holdings Count | Holding	108
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$8,520,819,159
Total number of portfolio holdings	108
Portfolio turnover rate	22%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000240858 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Small Cap Value ETF
Class Name	JPMorgan Active Small Cap Value ETF
Trading Symbol	JPSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Active Small Cap Value ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Small Cap Value ETF	$38	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[6]
Net Assets	$ 23,179,001
Holdings Count | Holding	113
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$23,179,001
Total number of portfolio holdings	113
Portfolio turnover rate	24%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000241195 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Focus ETF
Class Name	JPMorgan Equity Focus ETF
Trading Symbol	JPEF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Focus ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Focus ETF	$25	0.48%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[7]
Net Assets	$ 1,612,643,060
Holdings Count | Holding	41
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,612,643,060
Total number of portfolio holdings	41
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000243013 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Tech Leaders ETF
Class Name	JPMorgan U.S. Tech Leaders ETF
Trading Symbol	JTEK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Tech Leaders ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Tech Leaders ETF	$34	0.65%
*	This charge is annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[8]
Net Assets	$ 3,191,889,069
Holdings Count | Holding	63
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$3,191,889,069
Total number of portfolio holdings	63
Portfolio turnover rate	23%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000251449 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Fundamental Data Science Large Core ETF
Class Name	JPMorgan Fundamental Data Science Large Core ETF
Trading Symbol	LCDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Fundamental Data Science Large Core ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Large Core ETF	$16	0.30%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[9]
Net Assets	$ 14,699,839
Holdings Count | Holding	110
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$14,699,839
Total number of portfolio holdings	110
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000251450 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Fundamental Data Science Mid Core ETF
Class Name	JPMorgan Fundamental Data Science Mid Core ETF
Trading Symbol	MCDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Fundamental Data Science Mid Core ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Mid Core ETF	$18	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[10]
Net Assets	$ 7,025,052
Holdings Count | Holding	183
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$7,025,052
Total number of portfolio holdings	183
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000251451 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Fundamental Data Science Small Core ETF
Class Name	JPMorgan Fundamental Data Science Small Core ETF
Trading Symbol	SCDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Fundamental Data Science Small Core ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Small Core ETF	$21	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[11]
Net Assets	$ 7,199,291
Holdings Count | Holding	261
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$7,199,291
Total number of portfolio holdings	261
Portfolio turnover rate	13%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000257449 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Research Enhanced Large Cap ETF
Class Name	JPMorgan U.S. Research Enhanced Large Cap ETF
Trading Symbol	JUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Large Cap ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Research Enhanced Large Cap ETF	$11	0.20%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[12]
Net Assets	$ 27,746,882
Holdings Count | Holding	236
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$27,746,882
Total number of portfolio holdings	236
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000257465 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Fundamental Data Science Large Value ETF
Class Name	JPMorgan Fundamental Data Science Large Value ETF
Trading Symbol	LVDS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Fundamental Data Science Large Value ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Fundamental Data Science Large Value ETF	$18	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[13]
Net Assets	$ 89,447,489
Holdings Count | Holding	130
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$89,447,489
Total number of portfolio holdings	130
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)

[1]	This charge is annualized.
[2]	This charge is annualized.
[3]	This charge is annualized.
[4]	This charge is annualized.
[5]	This charge is annualized.
[6]	This charge is annualized.
[7]	This charge is annualized.
[8]	This charge is annualized.
[9]	This charge is annualized.
[10]	This charge is annualized.
[11]	This charge is annualized.
[12]	This charge is annualized.
[13]	This charge is annualized.